Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of key revenues streams of auto shows segment

	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Offline Marketing Services:
Auto shows	263,927	644,252	603,407
Special promotion events	-	-	19,772
Group-purchase facilitation	16,739	-	-
Virtual dealership, online marketing services and others	-	6,761	21,594
Total	280,666	651,013	644,773